Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 125,962	$ 40,295	$ 50,154
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(47,044)	(42,741)	(38,127)
Realized capital gains and losses	(118,294)	(14,911)	(17,743)
Interest credited to contractholder funds	118,604	129,911	144,340
Changes in:
Policy benefits and other insurance reserves	(4,383)	(26,252)	(29,081)
Deferred policy acquisition costs	(4,028)	10,230	(6,278)
Income taxes	47,846	10,673	33,391
Other operating assets and liabilities	(28,380)	(16,790)	(2,664)
Net cash provided by operating activities	90,283	90,415	133,992
Proceeds from sales
Fixed income securities	204,412	279,029	641,599
Equity securities	233,363	86,400
Limited partnership interests	24,574	23,009	6,131
Investment collections
Fixed income securities	346,951	374,968	451,878
Mortgage loans	78,480	90,226	83,394
Investment purchases
Fixed income securities	(237,781)	(427,674)	(775,407)
Equity securities	(212,508)	(88,307)	(49,931)
Limited partnership interests	(106,731)	(38,794)	(33,970)
Mortgage loans	(64,754)	(35,475)	(87,011)
Change in short-term investments, net	(961)	(33,563)	85,850
Change in policy loans and other investments, net	413	3,133	342
Net cash provided by investing activities	265,458	232,952	322,875
Cash flows from financing activities
Contractholder fund deposits	96,851	98,601	115,184
Contractholder fund withdrawals	(424,858)	(436,580)	(558,751)
Net cash used in financing activities	(328,007)	(337,979)	(443,567)
Net increase (decrease) in cash	27,734	(14,612)	13,300
Cash at beginning of year	2,270	16,882	3,582
Cash at end of year	$ 30,004	$ 2,270	$ 16,882